Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Aeronautical revenue	$ 876,729	$ 644,453	$ 609,751
Non-aeronautical revenue
Commercial revenue	738,688	603,651	612,545
Construction service revenue	223,361	144,722	149,796
Other revenue	4,489	7,212	6,571
Timing of revenue recognition	1,843,267	1,400,038	1,378,663
Revenue	1,843,267	1,400,038	1,378,663
Over time
Non-aeronautical revenue
Timing of revenue recognition	1,446,616	1,039,699	1,035,506
At a point in time
Non-aeronautical revenue
Timing of revenue recognition	104,526	119,730	114,826
Revenues accounted for under IFRS 16
Non-aeronautical revenue
Timing of revenue recognition	$ 292,125	$ 240,609	$ 228,331